LOANS AND BORROWINGS - Textual information (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2022 GBP (£)	May 31, 2022 GBP (£)	Nov. 30, 2021	Dec. 31, 2022 GBP (£) building	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 23, 2021 GBP (£)	Dec. 23, 2021 USD ($)
LOANS AND BORROWINGS
Number of buildings secured as mortgage | building				2
Amount of loan facility | £	£ 1.7			£ 1.7
Loan Agreement [Member]
LOANS AND BORROWINGS
Amount of loan facility					$ 30.0			£ 22.2
Loan agreement with Galaxy Digital LP
LOANS AND BORROWINGS
Borrowings term	32 months
Interest rate	11.00%			11.00%	11.00%
Amount of loan facility	£ 29.0			£ 29.0	$ 35.0
November 2021 unsecured bond 8.75%
LOANS AND BORROWINGS
Borrowings term			5 years
Interest rate			8.75%
Percentage of notional amount redeemed in case of early redemption	100.50%			100.50%	100.50%
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2023 and 30 November 2024
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption	102.00%			102.00%	102.00%
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2024 and 30 November 2025
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption	101.00%			101.00%	101.00%
November 2021 unsecured bond 8.75% | Bond is redeemed between 30 November 2025 and maturity date
LOANS AND BORROWINGS
Percentage of notional amount redeemed in case of early redemption	100.00%			100.00%	100.00%
Galaxy loan
LOANS AND BORROWINGS
Interest rate									8.00%	8.00%
Amount of loan facility									£ 22.2	$ 30.0
Mortgages - Quebec facilities | Minimum
LOANS AND BORROWINGS
Borrowings term				3 months
Interest rate	6.95%			6.95%	6.95%
Mortgages - Quebec facilities | Maximum
LOANS AND BORROWINGS
Borrowings term				48 months
Interest rate	9.45%			9.45%	9.45%
Loan agreements with NYDIG ABL LLC
LOANS AND BORROWINGS
Amount of loan facility | $							$ 26.7
Loan agreement with Liberty Commercial Finance
LOANS AND BORROWINGS
Borrowings term		36 months
Interest rate		11.90%				11.90%
Amount of loan facility		£ 1.0				$ 1.2